WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants
SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS
Risk-free interest rates	2.42%
Expected life in years	3.5
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

SCHEDULE OF WARRANTS ACTIVITY

The following table summarizes warrant activity through September 30, 2023:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2021	199,000	$1.07

Granted	-	-
Canceled	(12,500)	1.00
Exercised	(25,000)	1.00

Warrants outstanding – December 31, 2022	161,500	1.09
Granted	-
Canceled	(11,500)	1.00
Exercised	-
Warrants outstanding – September 30, 2023	150,000	$1.10

The following table summarizes warrant activity through December 31, 2022:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2020	62,500	$1.00
Granted	150,000	1.10
Canceled	-	-
Exercised	(13,500)	1.00

Warrants outstanding – December 31, 2021	199,000	$1.07

Granted	-	-
Canceled	(12,500)	1.00
Exercised	(25,000)	1.00

Warrants outstanding – December 31, 2022	161,500	$1.09

SCHEDULE OF WARRANTS OUTSTANDING

Additional information regarding the warrants outstanding as of September 30, 2023 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.10	150,000	4.8 Years	150,000

Additional information regarding the warrants outstanding as of December 31, 2022 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.00	11,500	.7 Years	11,500
$1.10	150,000	5.7 Years	150,000
	161,500		161,500